LEASES (Tables)	9 Months Ended
Sep. 30, 2022
Leases [Abstract]
Schedule of operating right-of-use assets

Nine Months Ended September 30, 2022
Cash paid for operating lease liabilities	$344,721
Weighted-average remaining lease term	1.0
Weighted-average discount rate	10%

Schedule of amortization of lease liabilities

Remainder of 2022	$101,990
2023	114,411
2024	50,235
2025	40,291
2026	42,306
Thereafter	44,421
Total future lease payments	393,654
Less: Imputed interest	(31,234)
Present value of lease liabilities	$362,420